International Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - International Portfolio		International Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - International Portfolio		International Portfolio
Management Fees		0.75%
Other Expenses	[1]	0.38%
Total Annual Portfolio Operating Expenses		1.13%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - International Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
International Portfolio	115	359	622	1,375

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies:

The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the “Sub-Advisor”) believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company’s estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company’s growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country’s valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risks: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.

During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was (22.43)% (for the quarter ended September 30, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - International Portfolio International Portfolio		Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Year	Past 10 Year
Return Before Taxes			6.56%	1.58%	4.47%
Return After Taxes on Distributions			6.23%	0.29%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares			4.75%	1.39%	3.83%
MSCI EAFE Index		(reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Morningstar Foreign Large Value Average	[1]		7.42%	1.85%	4.38%
[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap 100 Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Large Cap 100 Portfolio		Large Cap 100 Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap 100 Portfolio		Large Cap 100 Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.34%
Total Annual Portfolio Operating Expenses		0.89%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Large Cap 100 Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap 100 Portfolio	91	284	493	1,096

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

Glenmede Investment Management LP (the “Advisor”) uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder’s returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was (21.78)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Large Cap 100 Portfolio Large Cap 100 Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes		17.82%		2.65%		4.71%		Feb 27, 2004
Return After Taxes on Distributions		17.67%		2.37%		4.45%		Feb 27, 2004
Return After Taxes on Distributions and Sale of Fund Shares		11.74%		2.26%		4.06%		Feb 27, 2004
Russell 1000 Index	(reflects no deduction for fees, expenses or taxes)	16.10%		2.59%		3.94%		Feb 27, 2004
Morningstar Large Blend Average		14.18%	[1]	1.89%	[1]	3.22%	[1]	Feb 27, 2004
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Growth Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Large Cap Growth Portfolio		Large Cap Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Growth Portfolio		Large Cap Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.35%
Total Annual Portfolio Operating Expenses		0.90%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Large Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio	92	287	498	1,108

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. The Portfolio may invest in IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was (25.44)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Large Cap Growth Portfolio Large Cap Growth Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Since Inception		Inception Date
Return Before Taxes		22.64%		3.35%		5.10%		Feb 27, 2004
Return After Taxes on Distributions		22.56%		3.14%		4.94%		Feb 27, 2004
Return After Taxes on Distributions and Sale of Fund Shares		14.81%		2.86%		4.41%		Feb 27, 2004
Russell 1000 Growth Index	(reflects no deduction for fees, expenses or taxes)	16.71%		3.75%		4.03%		Feb 27, 2004
Morningstar Large Growth Average		15.40%	[1]	2.22%	[1]	3.33%	[1]	Feb 27, 2004
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Value Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Large Cap Value Portfolio		Large Cap Value Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Large Cap Value Portfolio		Large Cap Value Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.41%
Total Annual Portfolio Operating Expenses	[2]	0.96%
[1]	(include administration, custody, accounting services and similar expenses, acquired fund fees and expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include expenses incurred indirectly by the Portfolio as a result of investment in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Large Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio	97	303	525	1,166

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.
Principal Investment Strategies:

The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was (19.58)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Large Cap Value Portfolio Large Cap Value Portfolio		Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Year		Past 10 Year
Return Before Taxes			22.11%		4.03%		4.62%
Return After Taxes on Distributions			22.01%		3.19%		3.50%
Return After Taxes on Distributions and Sale of Fund Shares			14.49%		3.25%		3.57%
Russell 1000 Value Index		(reflects no deduction for fees, expenses or taxes)	15.51%		1.28%		3.26%
S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	15.09%	[1]	2.29%	[1]	1.41%	[1]
Morningstar Large Value Average	[2]		13.59%		1.13%		2.30%
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Long/Short Portfolio
Investment Objective:
Absolute return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Long/Short Portfolio		Long/Short Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Long/Short Portfolio		Long/Short Portfolio
Management Fees		1.20%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	[1]	0.44%
Short Sale Expenses		1.08%
Other Expenses		1.52%
Total Annual Portfolio Operating Expenses		2.72%
Fee Waivers and Expense Reimbursements	[2]	0.39%
Net Expenses		2.33%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Long/Short Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Long/Short Portfolio	236	807	1,405	3,023

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 636% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was  $112 million to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics.

The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the period shown in the bar chart, the highest quarterly return was 4.78% (for the quarter ended September 30, 2010) and the lowest quarterly return was (8.11)% (for the quarter ended March 31, 2009).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Long/Short Portfolio Long/Short Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Since Inception		Inception Date
Return Before Taxes		3.64%		(2.63%)		Sep 26, 2006
Return After Taxes on Distributions		3.64%		(2.88%)		Sep 26, 2006
Return After Taxes on Distributions and Sale of Fund Shares		2.36%		(2.31%)		Sep 26, 2006
Russell 3000 Index	(reflects no deduction for fees, expenses or taxes)	16.93%		1.37%		Sep 26, 2006
Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index	(reflects no deduction for fees, expenses or taxes)	0.15%	[1]	2.20%	[1]	Sep 26, 2006
Blended Index	(reflects no deduction for fees, expenses or taxes)	5.32%	[2]	2.16%	[2]	Sep 26, 2006
Morningstar Long/Short Average		4.67%	[3]	0.10%	[3]	Sep 26, 2006
[1]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio's cash position.
[2]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000 Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[3]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Secured Options Portfolio
Investment Objective:
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Secured Options Portfolio		Secured Options Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Secured Options Portfolio		Secured Options Portfolio
Management Fees		0.55%
Other Expenses	[1][2]	0.39%
Total Annual Portfolio Operating Expenses		0.94%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	Expense information has been restated to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Secured Options Portfolio (USD $)	1 Year	3 Years
Secured Options Portfolio	96	300

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 247% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests in a diversified portfolio of equity securities while also using option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on individual stocks held by the Portfolio and/or on stock indices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index exchange traded funds (“ETFs’) instead of individual stocks that replicate the movement of the index, in addition to the other listed coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio generally invests in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor’s 500® Index (“S&P 500® Index”). The quantity of holdings in the Portfolio will be based on a number of factors, but it is expected that the Portfolio will hold approximately 100 equity securities. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs which are securities issued by a U.S. bank that represent interests in foreign equity securities that are listed on a U.S. stock exchange. The Portfolio may also buy call and put options on equity securities or indices.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security or index, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Performance Information:
The Fund commenced operations on June 30, 2010. Performance history and average total returns will be available after the Fund has been in operation for one calendar year.

Small Cap Equity Portfolio | Advisor
Small Cap Equity Portfolio (Advisor Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Small Cap Equity Portfolio (Advisor Shares)		Small Cap Equity Portfolio Advisor Advisor Class
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Small Cap Equity Portfolio (Advisor Shares)		Small Cap Equity Portfolio Advisor Advisor Class
Management Fees		0.55%
Other Expenses	[1]	0.41%
Total Annual Portfolio Operating Expenses		0.96%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Small Cap Equity Portfolio (Advisor Shares) (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Equity Portfolio Advisor Advisor Class	98	306	531	1,178

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was  $112 million to  $2.274 billion as of May 31, 2010.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was (24.75)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Small Cap Equity Portfolio (Advisor Shares) Small Cap Equity Portfolio Advisor		Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes Advisor Class			27.20%		4.92%		7.88%
Return After Taxes on Distributions Advisor Class			27.19%		4.00%		6.43%
Return After Taxes on Distributions and Sale of Fund Shares Advisor Class			17.70%		4.16%		6.50%
Russell 2000 Index		(reflects no deduction for fees, expenses or taxes)	26.86%		4.47%		6.33%
S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	15.09%	[1]	2.29%	[1]	1.41%	[1]
Morningstar Small Blend Average	[2]		25.61%		3.54%		6.69%
[1]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Strategic Equity Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Strategic Equity Portfolio		Strategic Equity Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Strategic Equity Portfolio		Strategic Equity Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Strategic Equity Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Equity Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies:

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities.

The Advisor’s selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was (23.32)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Strategic Equity Portfolio Strategic Equity Portfolio		Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes			13.54%	2.97%	0.81%
Return After Taxes on Distributions			13.42%	2.52%	0.41%
Return After Taxes on Distributions and Sale of Fund Shares			8.95%	2.54%	0.60%
S&P 500 Index		(reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	1.41%
Morningstar Large Growth Average	[1]		15.40%	2.22%	(0.69%)
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Total Market Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Total Market Portfolio		Total Market Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Total Market Portfolio		Total Market Portfolio
Management Fees		1.20%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	[1]	0.38%
Short Sale Expenses		0.54%
Other Expenses		0.92%
Total Annual Portfolio Operating Expenses		2.12%
Fee Waivers and Expense Reimbursements	[2]	0.35%
Net Expenses		1.77%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Total Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Total Market Portfolio	180	630	1,107	2,424

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 200% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was  $112 million to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was (20.51)% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Total Market Portfolio Total Market Portfolio	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Since Inception		Inception Date
Return Before Taxes		18.49%		(2.56%)		Dec 21, 2006
Return After Taxes on Distributions		18.47%		(2.61%)		Dec 21, 2006
Return After Taxes on Distributions and Sale of Fund Shares		12.04%		(2.17%)		Dec 21, 2006
Russell 3000 Index	(reflects no deduction for fees, expenses or taxes)	16.93%		(0.24%)		Dec 21, 2006
Morningstar Large Blend Average		14.18%	[1]	(0.93%)	[1]	Dec 21, 2006
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

U.S. Emerging Growth Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - U. S. Emerging Growth Portfolio		U.S. Emerging Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - U. S. Emerging Growth Portfolio		U.S. Emerging Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.45%
Total Annual Portfolio Operating Expenses		1.00%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - U. S. Emerging Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Emerging Growth Portfolio	102	318	552	1,225

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies:

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index. That capitalization range was  $112 million to  $2.274 billion as of May 31, 2010. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 32.67% (for the quarter ended June 30, 2001) and the lowest quarterly return was (36.53)% (for the quarter ended September 30, 2001).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - U. S. Emerging Growth Portfolio U.S. Emerging Growth Portfolio		Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year		Past 5 Years		Past 10 Years
Return Before Taxes			29.26%		1.76%		(0.44%)
Return After Taxes on Distributions			29.26%		1.56%		(0.54%)
Return After Taxes on Distributions and Sale of Fund Shares			19.02%		1.51%		(0.37%)
S&P SmallCap 600 Growth Index			27.99%		5.16%		6.86%
Russell 2000 Growth Index		(reflects no deduction for fees, expenses or taxes)	29.09%	[1]	5.30%	[1]	3.78%	[1]
Morningstar Small Growth Average	[2]		26.99%		3.50%		2.97%
[1]	The Russell 2000 Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[2]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000835663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.13%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the “Sub-Advisor”) believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company’s estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company’s growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country’s valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risks: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-8299
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(13.92%)
2002	rr_AnnualReturn2002	(11.76%)
2003	rr_AnnualReturn2003	35.56%
2004	rr_AnnualReturn2004	22.13%
2005	rr_AnnualReturn2005	13.82%
2006	rr_AnnualReturn2006	26.83%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(46.70%)
2009	rr_AnnualReturn2009	40.99%
2010	rr_AnnualReturn2010	6.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was (22.43)% (for the quarter ended September 30, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
International Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.56%
Past 5 Years	rr_AverageAnnualReturnYear05	1.58%
Past 10 Years	rr_AverageAnnualReturnYear10	4.47%
International Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.23%
Past 5 Years	rr_AverageAnnualReturnYear05	0.29%
Past 10 Years	rr_AverageAnnualReturnYear10	3.48%
International Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.75%
Past 5 Years	rr_AverageAnnualReturnYear05	1.39%
Past 10 Years	rr_AverageAnnualReturnYear10	3.83%
International Portfolio | MSCI EAFE Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	7.75%
Past 5 Years	rr_AverageAnnualReturnYear05	2.46%
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%
International Portfolio | Morningstar Foreign Large Value Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.42%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.85%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	4.38%	[3]
Large Cap 100 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap 100 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

Glenmede Investment Management LP (the “Advisor”) uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder’s returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	9.28%
2006	rr_AnnualReturn2006	15.28%
2007	rr_AnnualReturn2007	5.51%
2008	rr_AnnualReturn2008	(37.64%)
2009	rr_AnnualReturn2009	27.55%
2010	rr_AnnualReturn2010	17.82%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was (21.78)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Large Cap 100 Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.82%
Past 5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.67%
Past 5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.74%
Past 5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.10%
Past 5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Morningstar Large Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.18%	[6]
Past 5 Years	rr_AverageAnnualReturnYear05	1.89%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. The Portfolio may invest in IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	9.08%
2006	rr_AnnualReturn2006	11.15%
2007	rr_AnnualReturn2007	5.90%
2008	rr_AnnualReturn2008	(39.58%)
2009	rr_AnnualReturn2009	35.19%
2010	rr_AnnualReturn2010	22.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was (25.44)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Large Cap Growth Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.64%
Past 5 Years	rr_AverageAnnualReturnYear05	3.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.56%
Past 5 Years	rr_AverageAnnualReturnYear05	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.81%
Past 5 Years	rr_AverageAnnualReturnYear05	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.71%
Past 5 Years	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Morningstar Large Growth Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.40%	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	2.22%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[8]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[9]
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was  $1.256 billion to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(8.73%)
2002	rr_AnnualReturn2002	(13.77%)
2003	rr_AnnualReturn2003	26.21%
2004	rr_AnnualReturn2004	17.33%
2005	rr_AnnualReturn2005	10.66%
2006	rr_AnnualReturn2006	14.15%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(34.66%)
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	22.11%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was (19.58)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Large Cap Value Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.11%
Past 5 Years	rr_AverageAnnualReturnYear05	4.03%
Past 10 Years	rr_AverageAnnualReturnYear10	4.62%
Large Cap Value Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.01%
Past 5 Years	rr_AverageAnnualReturnYear05	3.19%
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%
Large Cap Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.49%
Past 5 Years	rr_AverageAnnualReturnYear05	3.25%
Past 10 Years	rr_AverageAnnualReturnYear10	3.57%
Large Cap Value Portfolio | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.51%
Past 5 Years	rr_AverageAnnualReturnYear05	1.28%
Past 10 Years	rr_AverageAnnualReturnYear10	3.26%
Large Cap Value Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.09%	[10]
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%	[10]
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%	[10]
Large Cap Value Portfolio | Morningstar Large Value Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.59%	[11]
Past 5 Years	rr_AverageAnnualReturnYear05	1.13%	[11]
Past 10 Years	rr_AverageAnnualReturnYear10	2.30%	[11]
Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Absolute return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.44%	[5]
Short Sale Expenses	rr_Component2OtherExpensesOverAssets	1.08%
Total Other Expenses	rr_OtherExpensesOverAssets	1.52%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[12]
Net Expenses	rr_NetExpensesOverAssets	2.33%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	807
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	3,023
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 636% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	636.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was  $112 million to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics.

The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(0.83%)
2008	rr_AnnualReturn2008	(12.13%)
2009	rr_AnnualReturn2009	(0.12%)
2010	rr_AnnualReturn2010	3.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 4.78% (for the quarter ended September 30, 2010) and the lowest quarterly return was (8.11)% (for the quarter ended March 31, 2009).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Long/Short Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.63%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	0.15%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Blended Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	5.32%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Long/Short Portfolio | Morningstar Long/Short Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.67%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2006
Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Secured Options Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%	[16],[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 247% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	247.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Portfolio invests in a diversified portfolio of equity securities while also using option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on individual stocks held by the Portfolio and/or on stock indices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index exchange traded funds (“ETFs’) instead of individual stocks that replicate the movement of the index, in addition to the other listed coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio generally invests in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor’s 500® Index (“S&P 500® Index”). The quantity of holdings in the Portfolio will be based on a number of factors, but it is expected that the Portfolio will hold approximately 100 equity securities. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs which are securities issued by a U.S. bank that represent interests in foreign equity securities that are listed on a U.S. stock exchange. The Portfolio may also buy call and put options on equity securities or indices.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security or index, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 30, 2010. Performance history and average total returns will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 30, 2010. Performance history and average total returns will be available after the Fund has been in operation for one calendar year.
Small Cap Equity Portfolio | Advisor
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Equity Portfolio (Advisor Shares)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was  $112 million to  $2.274 billion as of May 31, 2010.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	10.72%
2002	rr_AnnualReturn2002	(11.09%)
2003	rr_AnnualReturn2003	34.54%
2004	rr_AnnualReturn2004	21.33%
2005	rr_AnnualReturn2005	4.50%
2006	rr_AnnualReturn2006	15.70%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(36.72%)
2009	rr_AnnualReturn2009	30.50%
2010	rr_AnnualReturn2010	27.20%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was (24.75)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Small Cap Equity Portfolio | Advisor | Advisor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Advisor Shares
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Advisor Shares
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Small Cap Equity Portfolio | Advisor | Return Before Taxes | Advisor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.20%
Past 5 Years	rr_AverageAnnualReturnYear05	4.92%
Past 10 Years	rr_AverageAnnualReturnYear10	7.88%
Small Cap Equity Portfolio | Advisor | Return After Taxes on Distributions | Advisor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.19%
Past 5 Years	rr_AverageAnnualReturnYear05	4.00%
Past 10 Years	rr_AverageAnnualReturnYear10	6.43%
Small Cap Equity Portfolio | Advisor | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.70%
Past 5 Years	rr_AverageAnnualReturnYear05	4.16%
Past 10 Years	rr_AverageAnnualReturnYear10	6.50%
Small Cap Equity Portfolio | Advisor | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.09%	[10]
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%	[10]
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%	[10]
Small Cap Equity Portfolio | Advisor | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	26.86%
Past 5 Years	rr_AverageAnnualReturnYear05	4.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.33%
Small Cap Equity Portfolio | Advisor | Morningstar Small Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.61%	[17]
Past 5 Years	rr_AverageAnnualReturnYear05	3.54%	[17]
Past 10 Years	rr_AverageAnnualReturnYear10	6.69%	[17]
Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%	[5]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities.

The Advisor’s selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(12.72%)
2002	rr_AnnualReturn2002	(22.57%)
2003	rr_AnnualReturn2003	19.11%
2004	rr_AnnualReturn2004	11.29%
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	13.21%
2007	rr_AnnualReturn2007	10.76%
2008	rr_AnnualReturn2008	(36.08%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	13.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was (23.32)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Strategic Equity Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.54%
Past 5 Years	rr_AverageAnnualReturnYear05	2.97%
Past 10 Years	rr_AverageAnnualReturnYear10	0.81%
Strategic Equity Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.52%
Past 10 Years	rr_AverageAnnualReturnYear10	0.41%
Strategic Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.95%
Past 5 Years	rr_AverageAnnualReturnYear05	2.54%
Past 10 Years	rr_AverageAnnualReturnYear10	0.60%
Strategic Equity Portfolio | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	15.09%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Strategic Equity Portfolio | Morningstar Large Growth Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.40%	[7]
Past 5 Years	rr_AverageAnnualReturnYear05	2.22%	[7]
Past 10 Years	rr_AverageAnnualReturnYear10	(0.69%)	[7]
Total Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Total Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.38%	[5]
Short Sale Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.35%	[12]
Net Expenses	rr_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement anytime thereafter.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,107
10 Years	rr_ExpenseExampleYear10	2,424
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 200% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was  $112 million to  $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(2.82%)
2008	rr_AnnualReturn2008	(34.70%)
2009	rr_AnnualReturn2009	20.06%
2010	rr_AnnualReturn2010	18.49%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was (20.51)% (for the quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Total Market Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.47%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	12.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Morningstar Large Blend Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.18%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Emerging Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio	gfi835663_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[4]
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Portfolio Turnover	gfi835663_PortfolioTernoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index. That capitalization range was  $112 million to  $2.274 billion as of May 31, 2010. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Performance Information	gfi835663_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(18.18%)
2002	rr_AnnualReturn2002	(35.29%)
2003	rr_AnnualReturn2003	41.92%
2004	rr_AnnualReturn2004	6.23%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	12.81%
2007	rr_AnnualReturn2007	(2.69%)
2008	rr_AnnualReturn2008	(37.41%)
2009	rr_AnnualReturn2009	22.86%
2010	rr_AnnualReturn2010	29.26%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 32.67% (for the quarter ended June 30, 2001) and the lowest quarterly return was (36.53)% (for the quarter ended September 30, 2001).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.53%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
U.S. Emerging Growth Portfolio | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.26%
Past 5 Years	rr_AverageAnnualReturnYear05	1.76%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.44%)
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	29.26%
Past 5 Years	rr_AverageAnnualReturnYear05	1.56%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.54%)
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.02%
Past 5 Years	rr_AverageAnnualReturnYear05	1.51%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.37%)
U.S. Emerging Growth Portfolio | S&P SmallCap 600 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.99%
Past 5 Years	rr_AverageAnnualReturnYear05	5.16%
Past 10 Years	rr_AverageAnnualReturnYear10	6.86%
U.S. Emerging Growth Portfolio | Russell 2000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past 1 Year	rr_AverageAnnualReturnYear01	29.09%	[18]
Past 5 Years	rr_AverageAnnualReturnYear05	5.30%	[18]
Past 10 Years	rr_AverageAnnualReturnYear10	3.78%	[18]
U.S. Emerging Growth Portfolio | Morningstar Small Growth Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.99%	[19]
Past 5 Years	rr_AverageAnnualReturnYear05	3.50%	[19]
Past 10 Years	rr_AverageAnnualReturnYear10	2.97%	[19]

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[4]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[5]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[6]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[7]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[8]	(include administration, custody, accounting services and similar expenses, acquired fund fees and expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[9]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include expenses incurred indirectly by the Portfolio as a result of investment in other investment companies.
[10]	The S&P 500 Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[11]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[12]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement at any time thereafter.
[13]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio's cash position.
[14]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000 Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[15]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[16]	Expense information has been restated to reflect current fees.
[17]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.
[18]	The Russell 2000 Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[19]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.